Financial Instruments - Summary of Age of Contract Assets and Trade and Other Receivables, Term Deposits and Security Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	$ 99,646	$ 75,026
Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	103,098	77,640
Trade and other receivables, Impairment	3,199	2,614
Not past due [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	55,815	39,796
Past due 0-30 days [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	25,361	18,417
Past due 30-120 days [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	14,606	12,446
More than 120 days [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	7,316	6,981
Trade and other receivables, Impairment	$ 3,199	$ 2,614